BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726

                                December 5, 2001


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Domini Social Investment Trust
                  File Nos. 33-29180 and 811-05823


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Domini Social Investment Trust, a Massachusetts business trust, hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by Domini Social Investment Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 21 to the Trust's registration statement on Form N-1A would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on November 29, 2001, is the most recent amendment to the Trust's registration statement.

         Please call the undersigned at (617) 951-8760 with any questions relating to this filing.


                                   Sincerely,

                                   Toby R. Serkin